                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810

                             Oppenheimer Global Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                       Shares         Value
                                                     ----------  --------------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY--15.8%
AUTOMOBILES--1.3%
Bayerische Motoren Werke (BMW) AG                       676,693  $   32,795,870
Bayerische Motoren Werke (BMW) AG, Preference         1,934,808      67,452,350
                                                                 --------------
                                                                    100,248,220
                                                                 --------------
HOTELS, RESTAURANTS & LEISURE--3.8%
Carnival Corp.                                        4,341,832     131,297,000
Lottomatica SpA                                       1,139,343      14,679,914
McDonald's Corp.                                      2,236,800     147,338,016
Shuffle Master, Inc.(1)                               2,278,700      18,252,387
                                                                 --------------
                                                                    311,567,317
                                                                 --------------
HOUSEHOLD DURABLES--1.6%
Sony Corp.                                            4,856,428     129,269,255
                                                                 --------------
MEDIA--3.3%
Grupo Televisa SA, Sponsored GDR                      4,756,834      82,816,480
Walt Disney Co. (The)                                 4,389,000     138,253,500
Wire & Wireless India Ltd.(1)                         9,072,951       3,078,225
Zee Entertainment Enterprises Ltd.                    7,001,784      45,515,479
                                                                 --------------
                                                                    269,663,684
                                                                 --------------
SPECIALTY RETAIL--2.7%
Industria de Diseno Textil SA                         1,902,820     107,919,278
Tiffany & Co.                                         3,004,978     113,918,716
                                                                 --------------
                                                                    221,837,994
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS--3.1%
Bulgari SpA                                           6,308,100      45,232,385
LVMH Moet Hennessy Louis Vuitton SA                   1,320,740     143,865,437
Tod's SpA                                               993,227      62,617,265
                                                                 --------------
                                                                    251,715,087
                                                                 --------------
CONSUMER STAPLES--9.4%
BEVERAGES--3.1%
Companhia de Bebidas das Americas, Sponsored ADR,
Preference                                              721,410      72,869,624
Fomento Economico Mexicano SA de CV, UBD             25,121,338     108,580,945
Grupo Modelo SA de CV, Series C                      13,810,976      68,344,471
                                                                 --------------
                                                                    249,795,040
                                                                 --------------
FOOD & STAPLES RETAILING--2.4%
Shinsegae Department Store Co.                           20,742       8,953,784
Tesco plc                                            12,327,660      69,410,509
Wal-Mart Stores, Inc.                                 2,422,900     116,468,803
                                                                 --------------
                                                                    194,833,096
                                                                 --------------
FOOD PRODUCTS--2.4%
Nestle SA                                             1,926,026      92,930,704
Unilever plc                                          3,942,540     105,073,398
                                                                 --------------
                                                                    198,004,102
                                                                 --------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                 1,562,100     123,030,996
                                                                 --------------


                           1 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                       Shares         Value
                                                     ----------  --------------
ENERGY--3.6%
ENERGY EQUIPMENT & SERVICES--1.9%
Technip SA                                            1,528,950  $   87,055,509
Transocean Ltd.(1)                                    1,422,558      65,907,112
                                                                 --------------
                                                                    152,962,621
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS--1.7%
Husky Energy, Inc.                                    1,664,766      39,470,850
Total SA                                              2,223,202      98,942,700
                                                                 --------------
                                                                    138,413,550
                                                                 --------------
FINANCIALS--16.7%
CAPITAL MARKETS--4.7%
3i Group plc                                          9,285,554      36,596,057
Credit Suisse Group AG                                4,940,165     185,669,968
Goldman Sachs Group, Inc. (The)                         512,900      67,328,383
UBS AG(1)                                             7,017,708      93,023,660
                                                                 --------------
                                                                    382,618,068
                                                                 --------------
COMMERCIAL BANKS--3.9%
Banco Bilbao Vizcaya Argentaria SA                    7,820,300      80,678,182
HSBC Holdings plc                                    12,796,462     117,227,266
Societe Generale SA, Cl. A                            1,155,381      46,999,536
Sumitomo Mitsui Financial Group, Inc.                 2,491,000      70,322,647
                                                                 --------------
                                                                    315,227,631
                                                                 --------------
CONSUMER FINANCE--1.2%
SLM Corp.(1)                                          9,593,224      99,673,597
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Investor AB, B Shares                                 5,248,046      84,939,141
                                                                 --------------
INSURANCE--5.9%
AFLAC, Inc.                                           2,405,200     102,629,884
Allianz SE                                            1,102,707     109,187,454
Dai-ichi Life Insurance Co.                              40,542      55,755,043
Fidelity National Financial, Inc., Cl. A              3,396,100      44,115,339
Prudential plc                                       10,373,209      77,748,217
XL Capital Ltd., Cl. A                                5,474,500      87,646,745
                                                                 --------------
                                                                    477,082,682
                                                                 --------------
HEALTH CARE--7.1%
BIOTECHNOLOGY--2.0%
Amylin Pharmaceuticals, Inc.(1)                       2,695,732      50,679,762
Basilea Pharmaceutica AG(1)                             109,450       6,067,226
Dendreon Corp.(1)                                       814,000      26,316,620
InterMune, Inc.(1)                                    1,106,800      10,348,580
Regeneron Pharmaceuticals, Inc.(1)                      690,262      15,406,648
Seattle Genetics, Inc.(1)                             2,409,340      28,887,987
Theravance, Inc.(1)                                   2,045,545      25,712,501
                                                                 --------------
                                                                    163,419,324
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Swiss Medical SA(1,2,3)                                 960,000      13,748,872
                                                                 --------------


                           2 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                       Shares         Value
                                                     ----------  --------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Zimmer Holdings, Inc.(1)                                790,524  $   42,727,822
                                                                 --------------
                                                                     56,476,694
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Aetna, Inc.                                           3,593,899      94,807,056
WellPoint, Inc.(1)                                    2,115,965     103,534,167
                                                                 --------------
                                                                    198,341,223
                                                                 --------------
PHARMACEUTICALS--2.0%
Bayer AG                                                305,888      17,029,978
Mitsubishi Tanabe Pharma Corp.                        2,725,000      41,500,060
Roche Holding AG                                        723,128      99,302,548
                                                                 --------------
                                                                    157,832,586
                                                                 --------------
INDUSTRIALS--15.2%
AEROSPACE & DEFENSE--3.6%
Empresa Brasileira de Aeronautica SA, ADR             3,169,396      66,398,846
European Aeronautic Defense & Space Co.(1)            4,937,198     100,744,812
Lockheed Martin Corp.                                   657,910      49,014,295
Raytheon Co.                                          1,560,284      75,502,143
                                                                 --------------
                                                                    291,660,096
                                                                 --------------
AIR FREIGHT & LOGISTICS--0.8%
TNT NV                                                2,581,503      65,065,010
                                                                 --------------
BUILDING PRODUCTS--1.7%
Assa Abloy AB, Cl. B                                  6,982,801     139,273,207
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Secom Co. Ltd.                                        1,438,200      63,858,721
                                                                 --------------
ELECTRICAL EQUIPMENT--1.9%
Emerson Electric Co.                                  1,609,220      70,306,822
Nidec Corp.                                             615,908      51,584,759
Prysmian SpA                                          2,094,471      30,088,391
                                                                 --------------
                                                                    151,979,972
                                                                 --------------
INDUSTRIAL CONGLOMERATES--5.8%
3M Co.                                                1,713,500     135,349,365
Koninklijke (Royal) Philips Electronics NV            4,116,451     122,700,850
Siemens AG                                            2,416,677     216,728,924
                                                                 --------------
                                                                    474,779,139
                                                                 --------------
MACHINERY--0.6%
Fanuc Ltd.                                              466,100      52,291,779
                                                                 --------------
INFORMATION TECHNOLOGY--28.7%
COMMUNICATIONS EQUIPMENT--6.6%
Juniper Networks, Inc.(1)                             6,635,732     151,427,404
Telefonaktiebolaget LM Ericsson, B Shares            34,952,847     389,157,845
                                                                 --------------
                                                                    540,585,249
                                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.7%
Corning, Inc.                                         5,760,498      93,032,043
Hoya Corp.                                            3,670,216      77,933,057
Keyence Corp.                                           337,776      77,701,533
Kyocera Corp.                                           573,200      46,288,030


                           3 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                       Shares         Value
                                                     ----------  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Murata Manufacturing Co. Ltd.                         1,881,204  $   89,597,787
                                                                 --------------
                                                                    384,552,450
                                                                 --------------
INTERNET SOFTWARE & SERVICES--2.0%
eBay, Inc.(1)                                         8,331,608     163,382,833
                                                                 --------------
IT SERVICES--3.3%
Automatic Data Processing, Inc.                       2,839,300     114,310,218
Infosys Technologies Ltd.                             2,589,693     154,763,711
                                                                 --------------
                                                                    269,073,929
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
Altera Corp.                                          5,712,518     141,727,572
Maxim Integrated Products, Inc.                       4,759,955      79,634,047
MediaTek, Inc.                                        5,617,709      78,350,323
Taiwan Semiconductor Manufacturing Co. Ltd.          46,831,726      87,570,683
                                                                 --------------
                                                                    387,282,625
                                                                 --------------
SOFTWARE--7.3%
Adobe Systems, Inc.(1)                                3,448,654      91,147,925
Intuit, Inc.(1)                                       4,699,630     163,406,135
Microsoft Corp.                                       5,879,702     135,291,943
Nintendo Co. Ltd.                                       214,700      62,541,320
SAP AG                                                3,227,837     143,256,458
                                                                 --------------
                                                                    595,643,781
                                                                 --------------
MATERIALS--0.5%
CHEMICALS--0.5%
Linde AG                                                426,584      44,787,365
                                                                 --------------
TELECOMMUNICATION SERVICES--2.0%
WIRELESS TELECOMMUNICATION SERVICES--2.0%
KDDI Corp.                                               18,182      86,366,284
Vodafone Group plc                                   38,659,759      80,111,477
                                                                 --------------
                                                                    166,477,761
                                                                 --------------
UTILITIES--0.7%
ELECTRIC UTILITIES--0.7%
Fortum OYJ                                            2,752,780      60,600,357
                                                                 --------------
Total Common Stocks (Cost $7,909,143,977)                         8,128,246,182
                                                                 --------------
INVESTMENT COMPANY--0.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.28% (3,4) (Cost $1,793,733)                         1,793,733       1,793,733
                                                                 --------------
TOTAL INVESTMENTS, AT VALUE (COST $7,910,937,710)          99.7%  8,130,039,915
                                                                 --------------
Other Assets Net of Liabilities                             0.3      21,247,553
                                                     ----------  --------------
Net Assets                                                100.0% $8,151,287,468
                                                     ==========  ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.


                           4 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

2. Restricted security. The aggregate value of restricted securities as of June 30, 2010 was $13,748,872, which represents 0.17% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                     ACQUISITION                                   UNREALIZED
SECURITY                DATES           COST         VALUE        DEPRECIATION
----------------   ---------------   -----------   -----------   ---------------
Swiss Medical SA   5/19/94-7/10/02   $30,390,000   $13,748,872    $16,641,128

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES                                   SHARES
                                         SEPTEMBER      GROSS          GROSS         JUNE
                                          30, 2009    ADDITIONS     REDUCTIONS     30, 2010
--------------------------------------   ---------   -----------   ------------   -----------
Oppenheimer Institutional Money Market
   Fund, Cl. E                           9,456,077   838,769,191    846,431,535    1,793,733
Swiss Medical SA                           960,000            --             --      960,000

                                            VALUE       INCOME
                                         -----------   --------
Oppenheimer Institutional Money Market
   Fund, Cl. E                           $ 1,793,733   $31,122
Swiss Medical SA                          13,748,872        --
                                         -----------   -------
                                         $15,542,605   $31,122
                                         ===========   =======

4. Rate shown is the 7-day yield as of June 30, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                                          LEVEL 2--
                                         LEVEL 1--         OTHER           LEVEL 3--
                                        UNADJUSTED      SIGNIFICANT      SIGNIFICANT
                                          QUOTED         OBSERVABLE      UNOBSERVABLE
                                          PRICES           INPUTS          INPUTS            VALUE
                                      --------------   --------------   -------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary             $  631,876,099   $  652,425,458    $        --    $1,284,301,557
   Consumer Staples                      489,294,839      276,368,395             --       765,663,234
   Energy                                105,377,962      185,998,209             --       291,376,171
   Financials                            401,393,948      958,147,171             --     1,359,541,119
   Health Care                           398,421,143      163,899,812     13,748,872       576,069,827
   Industrials                           396,571,471      842,336,453             --     1,238,907,924
   Information Technology              1,133,360,120    1,207,160,747             --     2,340,520,867
   Materials                                      --       44,787,365             --        44,787,365
   Telecommunication Services                     --      166,477,761             --       166,477,761
   Utilities                                      --       60,600,357             --        60,600,357
Investment Company                         1,793,733               --             --         1,793,733
                                      --------------   --------------   ------------    --------------
Total Investments, at Value            3,558,089,315    4,558,201,728     13,748,872     8,130,039,915
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts               --              377             --               377
                                      --------------   --------------    -----------    --------------
Total Assets                          $3,558,089,315   $4,558,202,105    $13,748,872    $8,130,040,292
                                      ==============   ==============    ===========    ==============


                           5 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

COUNTERPARTY/CONTRACT              CONTRACT AMOUNT         EXPIRATION               UNREALIZED
DESCRIPTION             BUY/SELL      (000'S)                 DATE       VALUE     APPRECIATION
---------------------   --------   ---------------         ----------   --------   -------------
UBS INVESTMENT BANK
Japanese Yen (JPY)        Buy         46,413         JPY     7/2/10     $524,946       $377

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Geographic Holdings            Value        Percent
------------------------   --------------   --------
United States              $3,031,961,354    37.3%
Japan                         905,010,275    11.1
Germany                       631,238,399     7.8
Sweden                        613,370,193     7.5
United Kingdom                486,166,924     6.0
France                        477,607,994     5.9
Switzerland                   476,994,106     5.9
Mexico                        259,741,896     3.2
India                         203,357,415     2.5
Spain                         188,597,460     2.3
The Netherlands               187,765,860     2.3
Taiwan                        165,921,006     2.0
Italy                         152,617,955     1.9
Brazil                        139,268,470     1.7
Cayman Islands                 87,646,745     1.1
Finland                        60,600,357     0.7
Canada                         39,470,850     0.5
Argentina                      13,748,872     0.2
Korea, Republic of South        8,953,784     0.1
                           --------------   ------
Total                      $8,130,039,915   100.0%
                           ==============   ======

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                          6 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                           7 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

RESTRICTED SECURITIES

As of June 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 7,946,865,372
                                 ===============
Gross unrealized appreciation    $ 1,287,892,744
Gross unrealized depreciation     (1,103,340,026)
                                 ---------------
Net unrealized appreciation      $   184,552,718
                                 ===============


                           8 | Oppenheimer Global Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010